Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	General Partner	Class B Perpetual Preferred Units	Class B Perpetual Preferred Units Class B Perpetual Preferred Units	Limited Partner	Limited Partner Common units
Beginning Balance (in units) at Mar. 31, 2015								103,794,870
Beginning Balance at Mar. 31, 2015	$ 2,693,432	$ (109)	$ 546,990	$ (37,000)			$ 2,183,551
Increase (Decrease) in Partnership Capital
Distributions to general and common unit partners and preferred unitholders (Note 10)	(322,007)			(61,485)			(260,522)
Distributions to noncontrolling interest owners	(35,720)		(35,720)
Contributions	11,601		15,376	54			(3,829)
Business combinations (in units)								833,454
Business combinations	28,356		9,248				19,108
Repurchase of warrants	0
Equity issued pursuant to incentive compensation plan (in units)								1,165,053
Equity issued pursuant to incentive compensation plan (Note 10)	$ 33,290						33,290
Common unit repurchases and cancellations (in units)	1,623,804							(1,623,804)
Common unit repurchases and cancellations (Note 10)	$ (17,680)						(17,680)
Net (loss) income	(187,097)		11,832	47,620			(246,549)
Deconsolidation of TLP	(511,291)		(511,291)
Other comprehensive income (loss)	(48)	(48)
TLP equity-based compensation	1,301		1,301
Other	(72)		(29)				(43)
Ending Balance (in units) at Mar. 31, 2016								104,169,573
Ending Balance at Mar. 31, 2016	1,694,065	(157)	37,707	(50,811)			1,707,326
Increase (Decrease) in Partnership Capital
Distributions to general and common unit partners and preferred unitholders (Note 10)	(181,581)			(287)			(181,294)
Distributions to noncontrolling interest owners	(3,292)		(3,292)
Contributions	721		1,173	49			(501)
Business combinations (in units)								218,617
Business combinations	3,940						3,940
Purchase of noncontrolling interest	(12,817)		(12,602)				(215)
Repurchase of warrants	0
Equity issued pursuant to incentive compensation plan (in units)								2,350,082
Equity issued pursuant to incentive compensation plan (Note 10)	68,414						68,414
Accretion of beneficial conversion feature of Class A convertible preferred units (Note 10)	(8,999)						(8,999)
Transfer of redeemable noncontrolling interest	(3,072)		(3,072)
Units issued, net of offering costs (in units)								13,441,135
Units issued, net of offering costs (Note 10)	287,136			288			286,848
Allocation of value to beneficial conversion feature of Class A convertible preferred units (Note 10)	131,534						131,534
Issuance of warrants, net of offering costs (Note 10)	48,550						48,550
Net (loss) income	143,874		6,832	232			136,810
Other comprehensive income (loss)	(1,671)	(1,671)
Ending Balance (in units) at Mar. 31, 2017								120,179,407
Ending Balance at Mar. 31, 2017	2,166,802	(1,828)	26,746	(50,529)			2,192,413
Increase (Decrease) in Partnership Capital
Distributions to general and common unit partners and preferred unitholders (Note 10)	(229,792)			(323)			(229,469)
Distributions to noncontrolling interest owners	(3,082)		(3,082)
Contributions	23		23
Sawtooth joint venture (Note 15)	59,233		76,214				(16,981)
Business combinations							0
Purchase of noncontrolling interest	(22,883)		(16,638)				(6,245)
Redeemable noncontrolling interest valuation adjustment	(5,825)						(5,825)
Repurchase of warrants	(10,549)						(10,549)
Equity issued pursuant to incentive compensation plan (in units)								2,260,011
Equity issued pursuant to incentive compensation plan (Note 10)	34,651			28			34,623
Common unit repurchases and cancellations (in units)								(1,574,346)
Common unit repurchases and cancellations (Note 10)	(15,817)						(15,817)
Warrants exercised (in units)								607,653
Warrants exercised (Note 10)	6						6
Accretion of beneficial conversion feature of Class A convertible preferred units (Note 10)	(18,781)						(18,781)
Units issued, net of offering costs (in units)						8,400,000
Units issued, net of offering costs (Note 10)	202,731				$ 202,731
Net (loss) income	(70,635)		240	5			(70,880)
Other comprehensive income (loss)	13	13
Ending Balance (in units) at Mar. 31, 2018						8,400,000		121,472,725
Ending Balance at Mar. 31, 2018	$ 2,086,095	$ (1,815)	$ 83,503	$ (50,819)	$ 202,731		$ 1,852,495